UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1. Schedule of Investments.

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.7%
	CONSUMER DISCRETIONARY – 13.8%
2,240	Amazon.com, Inc.*	$1,237,645
25,100	Burberry Group PLC ADR	460,585
62,350	Gentex Corp.	907,816
26,340	Grand Canyon Education, Inc.*	1,026,733
50,405	LKQ Corp.*	1,391,178
32,345	Starbucks Corp.	1,882,802
		6,906,759
	CONSUMER STAPLES – 2.9%
8,135	United Natural Foods, Inc.*	251,046
9,301	Walgreens Boots Alliance, Inc.	734,221
15,100	Whole Foods Market, Inc.	472,781
		1,458,048
	FINANCIALS – 1.4%
27,785	PRA Group, Inc.*	677,954

	HEALTH CARE – 20.1%
9,535	athenahealth, Inc.*	1,230,683
40,840	Cepheid, Inc.*	1,212,131
12,835	Cerner Corp.*	655,355
8,942	Chemed Corp.	1,149,047
18,860	ExamWorks Group, Inc.*	548,826
18,960	MEDNAX, Inc.*	1,271,078
17,515	Neogen Corp.*	862,614
14,430	Patterson Cos., Inc.	626,839
4,665	Perrigo Co. PLC[1]	588,956
29,921	Roche Holding A.G. ADR	958,968
7,615	UnitedHealth Group, Inc.	906,947
		10,011,444
	INDUSTRIALS – 25.8%
5,030	3M Co.	789,056
4,761	Acuity Brands, Inc.	997,096
20,635	Advisory Board Co.*	608,526
27,720	Beacon Roofing Supply, Inc.*	1,000,692
36,175	Fastenal Co.	1,638,366
26,510	Healthcare Services Group, Inc.	940,575
13,490	HEICO Corp.	775,810
9,280	IHS, Inc. - Class A*	965,027
15,505	Proto Labs, Inc.*	1,008,911
38,585	Ritchie Bros Auctioneers, Inc.[1]	922,567
40,170	Rollins, Inc.	1,105,880
10,846	Stericycle, Inc.*	1,235,685

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (continued)
12,220	Verisk Analytics, Inc. - Class A*	$890,105
		12,878,296
	INFORMATION TECHNOLOGY – 27.5%
807	Alphabet, Inc. - Class A*	578,797
809	Alphabet, Inc. - Class C*	564,496
9,450	ANSYS, Inc.*	784,539
27,020	Cisco Systems, Inc.	707,384
6,475	CoStar Group, Inc.*	1,146,464
19,580	Cvent, Inc.*	382,397
18,930	Fiserv, Inc.*	1,810,276
37,415	Linear Technology Corp.	1,632,042
33,240	Microsoft Corp.	1,691,251
35,070	National Instruments Corp.	1,011,770
11,585	QUALCOMM, Inc.	588,402
10,315	salesforce.com, Inc.*	698,841
16,595	Stratasys Ltd.* 1	312,816
7,536	Ultimate Software Group, Inc.*	1,294,383
13,640	Verint Systems, Inc.*	484,629
		13,688,487
	MATERIALS – 5.2%
12,067	Ecolab, Inc.	1,237,471
7,017	International Flavors & Fragrances, Inc.	724,786
6,075	Praxair, Inc.	618,374
		2,580,631
	TOTAL COMMON STOCKS (Cost $44,742,628)	48,201,619

	SHORT-TERM INVESTMENTS – 4.4%
2,201,430	Fidelity Institutional Money Market Fund, 0.35%[2]	2,201,430

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,201,430)	2,201,430

	TOTAL INVESTMENTS – 101.1% (Cost $46,944,058)	50,403,049
	Liabilities less other assets – (1.1)%	(546,590)

	TOTAL NET ASSETS – 100.0%	$49,856,459

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 101.1%
	CONSUMER DISCRETIONARY – 14.0%
65	Amazon.com, Inc.*	$35,914
500	Dorman Products, Inc.*	25,285
690	Grand Canyon Education, Inc.*	26,896
2,000	LKQ Corp.*	55,200
1,095	Starbucks Corp.	63,740
		207,035
	CONSUMER STAPLES – 2.2%
290	United Natural Foods, Inc.*	8,949
760	Whole Foods Market, Inc.	23,796
		32,745
	FINANCIALS – 1.3%
780	PRA Group, Inc.*	19,032

	HEALTH CARE – 20.8%
320	athenahealth, Inc.*	41,302
1,315	Cepheid, Inc.*	39,029
400	Cerner Corp.*	20,424
235	Chemed Corp.	30,198
570	ExamWorks Group, Inc.*	16,587
605	MEDNAX, Inc.*	40,559
565	Neogen Corp.*	27,826
150	Perrigo Co. PLC[1]	18,938
1,020	Roche Holding A.G. ADR	32,691
335	UnitedHealth Group, Inc.	39,898
		307,452
	INDUSTRIALS – 24.3%
151	Acuity Brands, Inc.	31,624
770	Advisory Board Co.*	22,707
880	Beacon Roofing Supply, Inc.*	31,768
1,065	Fastenal Co.	48,234
430	HEICO Corp.	24,729
390	IHS, Inc. - Class A*	40,556
305	Middleby Corp.*	28,243
605	Proto Labs, Inc.*	39,367
1,340	Ritchie Bros Auctioneers, Inc.[1]	32,040
287	Stericycle, Inc.*	32,698
375	Verisk Analytics, Inc. - Class A*	27,315
		359,281
	INFORMATION TECHNOLOGY – 32.3%
40	Alphabet, Inc. - Class A*	28,689

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 29, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (continued)
385	ANSYS, Inc.*	$31,963
625	ChannelAdvisor Corp.*	6,644
160	CoStar Group, Inc.*	28,329
740	Cree, Inc.*	23,487
609	Cvent, Inc.*	11,894
540	Fiserv, Inc.*	51,640
1,005	Linear Technology Corp.	43,838
365	MAXIMUS, Inc.	17,947
1,015	Microsoft Corp.	51,643
1,105	National Instruments Corp.	31,879
530	Power Integrations, Inc.	24,290
535	QUALCOMM, Inc.	27,173
320	salesforce.com, Inc.*	21,680
905	SciQuest, Inc.*	10,996
995	Stratasys Ltd.* 1	18,756
275	Ultimate Software Group, Inc.*	47,234
		478,082
	MATERIALS – 6.2%
490	Ecolab, Inc.	50,250
214	International Flavors & Fragrances, Inc.	22,104
195	Praxair, Inc.	19,849
		92,203
	TOTAL COMMON STOCKS (Cost $1,628,330)	1,495,830

	SHORT-TERM INVESTMENTS – 1.3%
19,772	Fidelity Institutional Money Market Fund, 0.35%[2]	19,772

	TOTAL SHORT-TERM INVESTMENTS (Cost $19,772)	19,772

	TOTAL INVESTMENTS – 102.4% (Cost $1,648,102)	1,515,602
	Liabilities less other assets – (2.4)%	(35,694)

	TOTAL NET ASSETS – 100.0%	$1,479,908

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016

Note 1 – Organization
Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 29, 2016

Note 3 – Federal Income Taxes
At February 29, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$47,061,799	$1,648,102

Gross unrealized appreciation	$7,567,575	$93,688
Gross unrealized depreciation	(4,226,325)	(226,188)

Net unrealized appreciation/(depreciation) on investments	$3,341,250	$(132,500)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Riverbridge Funds
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 29, 2016

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2016, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$48,201,619	$-	$-	$48,201,619
Short-Term Investments	2,201,430	-	-	2,201,430
Total Investments	$50,403,049	$-	$-	$50,403,049

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$1,495,830	$-	$-	$1,495,830
Short-Term Investments	19,772	-	-	19,772
Total Investments	$1,515,602	$-	$-	$1,515,602

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
**	The Funds did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at periods end for the Funds.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/29/16

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/29/16

* Print the name and title of each signing officer under his or her signature.